Finance Receivables -- Credit Quality Indicators (Details)	3 Months Ended
Mar. 31, 2016
Personal loans
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	90 days
Revolving Conduit Facilities
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	180 days